Summary of Significant Accounting Policies - Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share (Details) - shares	9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Antidilutive securities excluded from computation of earnings per share	1,303,771	3,726,055	11,913,383	1,024,429
Common Stock Options [Member]
Antidilutive securities excluded from computation of earnings per share	380,396	156,880
Series A, H-1, H-3, H-4, I, J and Merger Common Stock Purchase Warrants [Member]
Antidilutive securities excluded from computation of earnings per share	585,306	585,307
Series H, H-3, and H-4 Convertible Preferred Stock [Member]
Antidilutive securities excluded from computation of earnings per share	338,069	2,739,225	10,502,883
Restricted Shares (Unvested) [Member]
Antidilutive securities excluded from computation of earnings per share		244,643	244,643